ORDINARY SHARES AND STATUTORY RESERVE (Details Narrative) - USD ($)							1 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
		Mar. 15, 2025	Feb. 21, 2025	Jun. 28, 2024	Jun. 01, 2023	Dec. 09, 2021	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 10, 2025	Mar. 06, 2023	Dec. 05, 2022	Feb. 15, 2022
Common stock, par value				$ 0.003
Issuance of private placement								$ 2,510,000	$ 2,820,000
Reverse stock split ratio				1-for-30						1-for-30	1-for-30		1-for-30
Treasury stock, common shares					1,585					1,585			1,585
Accumulated balance of statutory reserves										$ 6,656,000			$ 6,656,000
Accumulated balance of special reserves										572,827			585,240
Restricted net asset										148,300,000			$ 148,310,000
CHINA
Accumulated balance of statutory reserves										$ 0	$ 0
Jupiter Wellness Acquisition Corp [Member]
Principal amount																	$ 1,180,000	$ 1,380,000
GT Warrants [Member]
Fair value of warrants												$ 22,900,000
Fair value of warrants adjustments to additional paid in capital															$ 22,900,000
Warrant [Member]
Warrants exercised														18,333
I-Bankers Warrants [Member]
Warrant exercise price						$ 78.78
Fair value of warrants						$ 1,090,000.00
Warrants exercisable term						5 years
Treasury Stock, Common [Member]
Treasury stock, common shares	[1]									(1,585)	(1,585)		(1,585)	(1,585)
Treasury Stock, Common [Member] | Jupiter Wellness Acquisition Corp [Member]
Common stock, par value					$ 0.003
Value of debt repaid					$ 500,000
Shares issued for payment of debt					1,585
Proceeds from promissory notes					$ 2,060,000.00
Shandong Baoya [Member] | GT Warrants [Member]
Warrants to purchase shares																			166,667
Warrant exercise price																			$ 60.00
Common Class A [Member]
Common stock, shares issued								2,107,973	1,678,572	30,889,110			5,471,661
Common stock, par value								$ 0.003	$ 0.003	$ 0.003			$ 0.003			$ 0.003
Issuance of shares		23,255,814	23,255,814				23,255,814
Issuance of shares, cancelled							1,624,910
Common stock, shares outstanding										30,887,525			5,470,076
Common Class A [Member] | I-Bankers Warrants [Member]
Warrants to purchase shares						13,800
Warrant exercise price						$ 360.00
Common Class B [Member]
Common stock, shares issued										1,600,000
Common stock, par value										$ 0.003			$ 0.003			$ 0.003
Issuance of shares, cancelled							1,600,000
Common stock, shares outstanding										1,600,000

[1]	Par value of ordinary shares, treasury stock, additional paid-in capital and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(d).